Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001911545
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	HANRYU HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41763
Entity Tax Identification Number	88-1368281
Entity Address, Address Line One	160, Yeouiseo-ro
Entity Address, Address Line Two	Yeongdeungpo-gu
Entity Address, City or Town	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	07231
City Area Code	82
Local Phone Number	2564-8588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	HRYU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false